Fair value measurements (Schedule of Changes in Level 3 Instruments) (Details) ¥ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
		Feb. 03, 2015 CNY (¥)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Liabilities measured at fair value [Line Items]
Fair value change of contingent consideration	[1]			$ (45,150)	¥ (292,471)
Level 3 [Member]
Liabilities measured at fair value [Line Items]
Balance					183,000
Fair value change of contingent consideration					¥ (290,306)
Balance						¥ 183,000
100 Online [Member] | Level 3 [Member]
Liabilities measured at fair value [Line Items]
Contingent consideration						¥ 183,000
Beifu [Member]
Liabilities measured at fair value [Line Items]
Contingent consideration		¥ 107,306
Fair value change of contingent consideration			¥ 107,306
Beifu [Member] | Level 3 [Member]
Liabilities measured at fair value [Line Items]
Contingent consideration					¥ 107,306

[1]	(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2013 2014 2015 2015 RMB RMB RMB US$ (Note2(e)) Cost of revenues 9,860 18,037 23,963 3,699 Research and development expenses 39,587 54,141 70,951 10,953 Sales and marketing expenses 1,318 2,807 3,283 507 General and administrative expenses 66,331 59,647 87,175 13,458